Short-Term Bank Borrowings (Details)						1 Months Ended	12 Months Ended
	Apr. 08, 2021 CNY (¥)	Apr. 06, 2021 CNY (¥)	Feb. 06, 2020 USD ($)	Jan. 15, 2020 USD ($)	May 04, 2018 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jan. 15, 2021 CNY (¥)	Apr. 07, 2020 CNY (¥)	Feb. 06, 2020 CNY (¥)	Jan. 15, 2020 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	May 04, 2018 CNY (¥)
Short-Term Bank Borrowings (Details) [Line Items]
Repayment of debt								¥ 7,400,000
Debt repaid	¥ 1,700,000	¥ 1,700,000
Interest expense on short-term bank loans (in Dollars) | $							$ 111,790		$ 98,086	$ 83,549
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings					$ 1,039,578	$ 1,065,238											¥ 7,000,000	¥ 7,000,000
Interest rate, description					The loan bears a fixed interest rate of 1-year Loan Prime Rate (“LPR”) +2.19% on the date of drawing per annum.	Ltd for $1,065,238 (RMB 7,000,000) bearing interest rate at LPR plus 1.45% per annum, payable monthly.
Maximum guaranteed amount																		7,000,000
Maximum pledged amount for building and land use rights																		¥ 17,400,000
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings			$ 197,597	$ 846,848							¥ 6,000,000	¥ 1,700,000	¥ 1,400,000	¥ 6,000,000	$ 3,400,000	¥ 24,400,000
Interest rate, description			loans bearing fixed interest rate of 4.35%, which was due on January 14, 2021 and February 5, 2021, respectively.	loans bearing fixed interest rate of 4.35%, which was due on January 14, 2021 and February 5, 2021, respectively.
Due date			Feb. 05, 2021	Jan. 14, 2021